Document And Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	REALOGY CORP
Entity Central Index Key	0001355001
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Domus Holdings Corp.[Member]
Entity Registrant Name	DOMUS HOLDINGS
Entity Central Index Key	0001398987
Entity Filer Category	Non-accelerated Filer
Document Type
Document Period End Date	. NaN, NaN
Amendment Flag